Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 4,525	$ 3,167
Work-in-progress	713	1,571
Finished goods	1,759	2,543
Total Inventories	$ 6,997	$ 7,281